Equity Incentive Plan (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Jul. 30, 2014	Dec. 31, 2013	Nov. 10, 2014	Dec. 31, 2014
Equity Incentive Plan [Line Items]
Allocated Share-based Compensation Expense		$ 1,030
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	5,000,000		15,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Description	the exercise price of an incentive stock option may not be less than 110% of fair value of the common stock at the date of the grant for a 10% or more shareholder and 100% of fair value for a grantee who is not a 10% shareholder
Stock Will Vest on May 10, 2015 [Member]
Equity Incentive Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			1,100,000
Stock Will Vest on November 10, 2015 [Member]
Equity Incentive Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			2,975,000
Stock Will Vest on November 10, 2016 [Member]
Equity Incentive Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number			2,975,000
Officers Directors And Employees [Member]
Equity Incentive Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			10,600,000
Non Executive [Member]
Equity Incentive Plan [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			400,000
Payments of Stock Issuance Costs			80
Restricted Stock [Member]
Equity Incentive Plan [Line Items]
Allocated Share-based Compensation Expense				638
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized				$ 1,138
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term				24 months